UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2018

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.8%
Bridgestone Corp.	92,200	$3,602,390	(a)
Sumitomo Rubber Industries Ltd.	168,900	2,680,585	(a)

Total Auto Components		6,282,975

Automobiles - 1.8%
Ford Motor Co.	295,994	3,276,654
Subaru Corp.	108,200	3,147,845	(a)

Total Automobiles		6,424,499

Hotels, Restaurants & Leisure - 4.8%
Brinker International Inc.	50,764	2,416,366
Cedar Fair LP	28,588	1,801,330
Cheesecake Factory Inc.	30,133	1,659,123
Darden Restaurants Inc.	24,843	2,659,692
Dunkin’ Brands Group Inc.	61,772	4,266,592
McDonald’s Corp.	26,752	4,191,771

Total Hotels, Restaurants & Leisure		16,994,874

Media - 1.0%
Eutelsat Communications SA	104,086	2,155,631	(a)
SES SA, FDR	78,350	1,433,925	(a)

Total Media		3,589,556

Multiline Retail - 1.1%
Kohl’s Corp.	55,000	4,009,500

Specialty Retail - 3.2%
American Eagle Outfitters Inc.	176,148	4,095,441
Foot Locker Inc.	26,395	1,389,697
Shimamura Co., Ltd.	12,500	1,100,185	(a)
TJX Cos. Inc.	48,431	4,609,662

Total Specialty Retail		11,194,985

Textiles, Apparel & Luxury Goods - 0.6%
Yue Yuen Industrial Holdings Ltd.	732,000	2,054,302	(a)

TOTAL CONSUMER DISCRETIONARY		50,550,691

CONSUMER STAPLES - 17.8%
Beverages - 3.2%
Asahi Group Holdings Ltd.	67,400	3,448,770	(a)
Dr Pepper Snapple Group Inc.	36,389	4,439,458
PepsiCo Inc.	30,445	3,314,547

Total Beverages		11,202,775

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
Food & Staples Retailing - 3.5%
Lawson Inc.	34,800	$2,173,663	(a)
Walgreens Boots Alliance Inc.	28,935	1,736,534
Walmart Inc.	52,499	4,496,539
Wm Morrison Supermarkets PLC	1,184,458	3,935,012	(a)

Total Food & Staples Retailing		12,341,748

Food Products - 5.9%
Bunge Ltd.	39,584	2,759,400
Campbell Soup Co.	61,231	2,482,305
Conagra Brands Inc.	76,762	2,742,706
Flowers Foods Inc.	87,925	1,831,478
General Mills Inc.	48,864	2,162,721
Kellogg Co.	42,841	2,993,301
Nestle SA, Registered Shares	28,747	2,225,500	(a)
Pinnacle Foods Inc.	58,273	3,791,241

Total Food Products		20,988,652

Health Care Providers & Services - 0.8%
CVS Health Corp.	46,497	2,992,082

Household Products - 3.2%
Church & Dwight Co. Inc.	69,962	3,719,180
Clorox Co.	23,378	3,161,875
Kimberly-Clark Corp.	27,935	2,942,673
Procter & Gamble Co.	21,772	1,699,522

Total Household Products		11,523,250

Tobacco - 1.2%
Altria Group Inc.	41,610	2,363,032
Imperial Brands PLC	50,471	1,879,303	(a)

Total Tobacco		4,242,335

TOTAL CONSUMER STAPLES		63,290,842

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Caltex Australia Ltd.	86,719	2,094,404	(a)
China Petroleum & Chemical Corp., Class H Shares	4,552,000	4,085,957	(a)
Neste Oyj	42,689	3,337,747	(a)
Royal Dutch Shell, Class A	108,572	3,762,511	(a)
TC PipeLines LP	34,316	890,500
Valero Energy Corp.	38,482	4,264,960

TOTAL ENERGY		18,436,079

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 13.2%
Banks - 5.3%
Aozora Bank Ltd.	70,700	$2,688,518	(a)
Bankinter SA	310,226	3,017,653	(a)
Danske Bank A/S	90,536	2,829,696	(a)
JPMorgan Chase & Co.	25,250	2,631,050
National Bank of Canada	76,250	3,660,974
Toronto-Dominion Bank	68,480	3,963,521

Total Banks		18,791,412

Capital Markets - 0.7%
Thomson Reuters Corp.	60,630	2,444,602

Insurance - 5.5%
Aflac Inc.	78,438	3,374,403
Axis Capital Holdings Ltd.	43,905	2,441,996
Hanover Insurance Group Inc.	30,116	3,600,669
Swiss Re AG	39,585	3,420,466	(a)
Talanx AG	82,915	3,027,182	(a)
Travelers Cos. Inc.	31,094	3,804,040

Total Insurance		19,668,756

Mortgage Real Estate Investment Trusts (REITs) - 1.7%
AGNC Investment Corp.	166,696	3,098,879
Annaly Capital Management Inc.	286,362	2,946,665

Total Mortgage Real Estate Investment Trusts (REITs)		6,045,544

TOTAL FINANCIALS		46,950,314

HEALTH CARE - 10.0%
Biotechnology - 2.4%
AbbVie Inc.	53,531	4,959,647
Gilead Sciences Inc.	49,759	3,524,928

Total Biotechnology		8,484,575

Health Care Equipment & Supplies - 0.9%
Baxter International Inc.	40,760	3,009,718

Health Care Providers & Services - 1.6%
Humana Inc.	15,049	4,479,034
Miraca Holdings Inc.	45,200	1,345,777	(a)

Total Health Care Providers & Services		5,824,811

Pharmaceuticals - 5.1%
Eli Lilly & Co.	42,971	3,666,716
GlaxoSmithKline PLC	117,997	2,380,682	(a)
Johnson & Johnson	30,162	3,659,857
Merck & Co. Inc.	42,979	2,608,825
Pfizer Inc.	109,082	3,957,495
Roche Holding AG	8,177	1,819,507	(a)

Total Pharmaceuticals		18,093,082

TOTAL HEALTH CARE		35,412,186

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	12,883	$3,806,025

Commercial Services & Supplies - 2.3%
Republic Services Inc.	59,124	4,041,717
Waste Management Inc.	51,375	4,178,842

Total Commercial Services & Supplies		8,220,559

Construction & Engineering - 2.2%
Obayashi Corp.	339,600	3,530,360	(a)
Taisei Corp.	75,600	4,165,275	(a)

Total Construction & Engineering		7,695,635

Electrical Equipment - 0.8%
Emerson Electric Co.	41,743	2,886,111

Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd.	45,000	2,835,860	(a)

Machinery - 0.7%
Deere & Co.	17,431	2,436,854

Transportation Infrastructure - 0.3%
Hutchison Port Holdings Trust, Class U Shares	4,157,800	1,161,526	(a)

TOTAL INDUSTRIALS		29,042,570

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.4%
Cisco Systems Inc.	111,836	4,812,303

IT Services - 1.8%
Capgemini SE	25,538	3,428,021	(a)
International Business Machines Corp.	21,610	3,018,917

Total IT Services		6,446,938

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	104,287	5,184,107
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	85,540	3,127,342

Total Semiconductors & Semiconductor Equipment		8,311,449

Software - 2.7%
CA Inc.	93,314	3,326,644
Microsoft Corp.	64,052	6,316,168

Total Software		9,642,812

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	27,915	5,167,345
HP Inc.	164,588	3,734,502

Total Technology Hardware, Storage & Peripherals		8,901,847

TOTAL INFORMATION TECHNOLOGY		38,115,349

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
MATERIALS - 1.9%
Chemicals - 1.9%
LyondellBasell Industries NV, Class A Shares	21,256	$2,334,972
Nutrien Ltd.	79,834	4,343,154

TOTAL MATERIALS		6,678,126

REAL ESTATE - 1.8%
Real Estate Management & Development - 1.8%
Daito Trust Construction Co., Ltd.	22,300	3,624,060	(a)
Hysan Development Co., Ltd.	500,000	2,782,600	(a)

TOTAL REAL ESTATE		6,406,660

TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 5.6%
AT&T Inc.	83,276	2,673,992
BCE Inc.	74,756	3,027,429
Bezeq The Israeli Telecommunication Corp., Ltd.	1,757,555	1,979,923	(a)
HKT Trust & HKT Ltd.	2,915,000	3,716,899	(a)
Nippon Telegraph & Telephone Corp.	69,700	3,167,126	(a)
PCCW Ltd.	5,067,000	2,851,255	(a)
Swisscom AG, Registered Shares	5,049	2,257,116	(a)

Total Diversified Telecommunication Services		19,673,740

Wireless Telecommunication Services - 1.8%
KDDI Corp.	118,400	3,237,123	(a)
NTT DOCOMO Inc.	126,000	3,209,054	(a)

Total Wireless Telecommunication Services		6,446,177

TOTAL TELECOMMUNICATION SERVICES		26,119,917

UTILITIES - 6.8%
Electric Utilities - 2.2%
CLP Holdings Ltd.	220,933	2,370,407	(a)
Evergy Inc.	63,530	3,567,209
Korea Electric Power Corp.	60,873	1,747,756	(a)

Total Electric Utilities		7,685,372

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.	91,600	1,895,045	(a)

Independent Power and Renewable Electricity Producers - 0.5%
Huaneng Power International Inc., Class H Shares	2,524,000	1,667,578	(a)

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - 3.6%
Canadian Utilities Ltd., Class A Shares		65,000	$1,641,502
CMS Energy Corp.		77,776	3,677,249
DTE Energy Co.		18,465	1,913,528
National Grid PLC		174,373	1,929,172	(a)
WEC Energy Group Inc.		55,091	3,561,633

Total Multi-Utilities			12,723,084

TOTAL UTILITIES			23,971,079

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $314,649,523)			344,973,813

	RATE
SHORT-TERM INVESTMENTS - 2.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $7,938,263)	1.826%	7,938,263	7,938,263

TOTAL INVESTMENTS - 99.6% (Cost - $322,587,786)			352,912,076
Other Assets in Excess of Liabilities - 0.4%			1,570,666

TOTAL NET ASSETS - 100.0%			$354,482,742

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$34,375,828	$16,174,863	—	$50,550,691
Consumer Staples	49,628,594	13,662,248	—	63,290,842
Energy	5,155,460	13,280,619	—	18,436,079
Financials	31,966,799	14,983,515	—	46,950,314
Health Care	29,866,220	5,545,966	—	35,412,186
Industrials	17,349,549	11,693,021	—	29,042,570
Information Technology	34,687,328	3,428,021	—	38,115,349
Materials	6,678,126	—	—	6,678,126
Real Estate	—	6,406,660	—	6,406,660
Telecommunication Services	5,701,421	20,418,496	—	26,119,917
Utilities	14,361,121	9,609,958	—	23,971,079

Total Long-Term Investments	229,770,446	115,203,367	—	344,973,813

Short-Term Investments†	7,938,263	—	—	7,938,263

Total Investments	$237,708,709	$115,203,367	—	$352,912,076

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2018, securities valued at $115,203,367 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018